Acceptances - Additional Information (Detail)	12 Months Ended
Mar. 31, 2020
Bottom of range [member]
Disclosure Of Acceptances And Guarantees By Counterparty [Line Items]
Percentage Of Interest Rate On Acceptance From Indian Or Foreign Bank	2.50%
Percentage Of Interest Rate On Acceptance From Domestic Bank	8.00%
Top of range [member]
Disclosure Of Acceptances And Guarantees By Counterparty [Line Items]
Percentage Of Interest Rate On Acceptance From Indian Or Foreign Bank	4.00%
Percentage Of Interest Rate On Acceptance From Domestic Bank	9.00%